Bonds and Securities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of assets [line items]
Bonds and securities	R$ 691,781	R$ 529,708
Bonds and securities, current	895	623
Bonds and securities, noncurrent	R$ 690,886	529,085
Units In Funds [Member]
Disclosure of fair value measurement of assets [line items]
Index	CDI
Bonds and securities	R$ 593,217	418,465
Bank Deposit Certificates [Member]
Disclosure of fair value measurement of assets [line items]
Index	96% to 101% of CDI
Bonds and securities	R$ 82,929	94,707
Committed Operation [Member]
Disclosure of fair value measurement of assets [line items]
Index	98% of CDI
Bonds and securities	R$ 15,635	R$ 16,536
Bottom of range [member]
Disclosure of fair value measurement of assets [line items]
Maturity of securities that yield variable interest rates	3 months
Top of range [member]
Disclosure of fair value measurement of assets [line items]
Maturity of securities that yield variable interest rates	50 months